Consolidated Joint Ventures	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Consolidated Joint Ventures
Note 3—Consolidated Joint Ventures
On December 3, 2019, we completed a transaction with a subsidiary of Royal Dutch Shell plc (“Shell”), in which Shell bought out the remaining term of its drilling contract for the drillship
 Noble Bully II
for $166.9 million, and we acquired Shell’s 50 percent interests in the Bully I and Bully II joint ventures for $106.7 million. As a result of this transaction, the former joint venture entities became our wholly-owned subsidiaries.
Prior to this transaction, we maintained a 50 percent interest in the two joint ventures, each with Shell, that owned and operated the two Bully-class drillships. We had determined that we were the primary beneficiary of the joint ventures. Accordingly, we consolidated the entities in our consolidated financial statements after eliminating intercompany transactions. Shell’s equity interests were presented as noncontrolling interests on our Consolidated Balance Sheets.
During the years ended December 31, 2019 and 2018, the Bully joint ventures approved and paid dividends totaling $50.2 million and $55.2 million, respectively. Of these amounts, 50 percent was paid to our former joint venture partner, Shell.
During the year ended December 31, 2019, we recognized a $595.5 million impairment charge on the
Noble Bully II
, of which $265.0 million is attributable to Shell, our former joint venture partner. During the year ended
December 31, 2018, we recognized a $550.3 million impairment on the
Noble Bully I,
of which $250.3 million is attributable to our former joint venture partner. See “Note 6—Loss on Impairment” for additional information.